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                                            File Nos. 333-16501, 811-7935
                                            Filed under Rule 497(c)



FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                        PROSPECTUS SUPPLEMENT
                            JUNE 30, 1999

                               to the
                  Prospectus dated May 1, 1999 for
                      GoldenSelect DVA Plus/R/
      Deferred Combination Variable and Fixed Annuity Contracts

     Effective July 1, 1999 the name of the Growth & Income Portfolio will become the Capital Growth Portfolio.


This supplement should be retained with your GoldenSelect
Prospectus.


FG-3120 NY DVA PLUS Supp1                               6/99


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